OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

The Company bills customers and receives invoices from suppliers based on a billing schedule established in the subscription resales contracts. Therefore, the outstanding balance of other assets includes the right to consideration related to subscriptions that have not yet been invoiced by the Company, and trade payables includes the expenses accrual for the cost that have not yet been invoiced by the suppliers.

The outstanding balance of other assets as of December 31, 2021 and 2020 is as follows:

	As of December 31,
	2021	2020
Other assets
Current
Unbilled Subscriptions	7,855	8,146
Non-current
Unbilled Subscriptions	8,583	6,954